Trade Payables - Trade Payables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,782	¥ 2,317
RMB [member]
Disclosure of financial liabilities [line items]
Trade payables	1,587	1,845
USD [member]
Disclosure of financial liabilities [line items]
Trade payables	165	423
Others [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 30	¥ 49